Average Annual Total Returns		12 Months Ended	20 Months Ended	32 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.01%		15.68%
AllianzIM U.S. Equity Buffer10 May ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.01%		15.68%
AllianzIM U.S. Equity Buffer10 May ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.52%		12.28%
AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.62%		11.60%
AllianzIM U.S. Equity Buffer20 May ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.62%		11.60%
AllianzIM U.S. Equity Buffer20 May ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.70%		9.02%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	10.60%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	10.60%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	8.14%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.56%	14.77%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.56%	14.77%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.25%	11.38%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%		20.35%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%		20.35%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(2)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%	20.17%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(3)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%	20.17%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.